RELATED PARTY TRANSACTIONS (Details) - Related parties - Lin BioScience, Inc - USD ($) $ in Thousands								12 Months Ended
	Jul. 01, 2024	Nov. 01, 2023	Jul. 01, 2023	Nov. 01, 2022	Jul. 01, 2022	Jul. 01, 2021	Jul. 01, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LBS-007 R&D service agreement
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs		110.00%		110.00%
Research and development expenses, including reimbursements								$ 0	$ 46
Research and development expense
RELATED PARTY TRANSACTIONS
Percentage of service fee on actual costs	110.00%		110.00%		110.00%	110.00%	110.00%
Research and development expenses, including reimbursements								$ 57	$ 63	$ 140